Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortization of Intangible Assets [Abstract]
For the year ended December 31, 2025	$ 4,882
For the year ended December 31, 2026	4,849
For the year ended December 31, 2027	2,446
Amortization of intangible assets	$ 12,177	$ 17,539